UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06525

CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2009

Item 1. Report to Stockholders.


CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

Semi-Annual Report
June 30, 2009

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TABLE OF CONTENTS

4	Economic Sectors
5	Shareholder Expense Example
7	Statement of Net Assets
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
22	Financial Highlights
24	Explanation of Financial Tables
26	Proxy Voting and Availability of Quarterly Portfolio Holdings

Economic Sectors
June 30, 2009

% of Total investments
Airport	1.0%
Education	5.4%
Electric	3.7%
Health/Hospital	8.2%
Higher Education	6.1%
Industrial Development Revenue/Pollution Control Revenue	15.1%
Lease/Certificate of Participation	0.4%
Local General Obligation	13.8%
Multifamily Housing	3.2%
Other Revenue	1.9%
Other Transportation	7.3%
Prerefunded/Escrow to Maturity	19.9%
Resource Recovery	5.2%
Special Tax	2.3%
Water & Sewer	6.5%

Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09

Actual	$1,000.00	$1,044.70	$5.25

Hypothetical	$1,000.00	$1,019.66	$5.19
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.04% multiplied by the average account value over the period, multiplied by 181/365.

STATEMENT OF NET ASSETS
JUNE 30, 2009

	PRINCIPAL
MUNICIPAL OBLIGATIONS - 100.5%	AMOUNT	VALUE
Alabama - 6.7%
Mobile Alabama Industrial Development Board Pollution Control
Revenue Bonds, 4.75%, 6/1/34
(mandatory put, 3/19/12 @ 100) (r)	$1,000,000	$1,030,690
Montgomery Alabama BMC Special Care Facilities Financing
Authority Revenue Bonds, 5.00%, 11/15/10
(escrowed to maturity)	2,000,000	2,118,920
		3,149,610

Arkansas - 2.0%
Greene County Arkansas Sales and Use Tax Revenue Bonds,
4.75%, 6/1/11	890,000	928,288

California - 2.6%
Rio Hondo Community College District GO Bonds,
5.00%, 8/1/30	500,000	489,770
State of California GO VRDN, 4.50%, 5/1/40 (r)	750,000	750,000
		1,239,770

Colorado - 2.9%
Colorado State Educational & Cultural Facilities Authority
Revenue Bonds, 5.375%, 7/1/20 (prerefunded 7/1/12 @ 100)	1,230,000	1,374,439

Connecticut - 5.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds:
4.85%, 7/1/37	1,360,000	1,373,654
5.05%, 7/1/42	1,000,000	1,023,120
		2,396,774

Florida - 9.7%
Broward County Florida School Board COPs:
5.125%, 7/1/26	200,000	196,990
5.25%, 7/1/27	250,000	247,132
Florida State Board of Education Lottery Revenue Bonds,
5.25%, 7/1/20	1,500,000	1,539,420

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Florida - Cont'd
Miami-Dade County Florida Professional Sports Franchise
Facilities Tax Revenue Bonds, 5.25%, 10/1/30
(escrowed to maturity)	$1,000,000	$1,084,630
Port St. Lucie Florida Community Redevelopment Agency
Tax Allocation Bonds, 5.00%, 1/1/20	1,000,000	1,034,110
University Athletic Association, Inc. Athletic Program Revenue
Bonds, 3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	465,000	465,279
		4,567,561

Georgia - 1.6%
Georgia State GO Bonds:
5.00%, 1/1/26	250,000	268,988
4.50%, 1/1/29	500,000	503,460
		772,448

Hawaii - 1.1%
Honolulu City and County Hawaii GO Bonds, 5.00%, 7/1/26	500,000	515,675

Illinois - 2.0%
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	949,520

Kansas - 2.1%
Kansas Development Finance Authority Revenue Bonds,
5.50%, 11/15/29	1,000,000	991,470

Kentucky - 2.1%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35
(mandatory put, 6/1/23 @ 100) (r)	1,000,000	970,680

Louisiana - 3.4%
Louisiana State Public Facilities Authority Revenue Bonds,
5.25%, 11/1/17	500,000	478,420
New Orleans Louisiana Audubon Commission GO Bonds,
5.00%, 10/1/13	1,000,000	1,111,550
		1,589,970

Maryland - 0.4%
Cecil County Maryland Health Department COPs,
3.907%, 7/1/14 (r)	218,000	188,973

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Massachusetts - 2.1%
Massachusetts State Health & Educational Facilities
Authority Revenue Bonds, 5.00%, 7/15/35	$1,000,000	$1,006,720

Mississippi - 2.2%
Mississippi State Development Bank SO Revenue Bonds,
5.00%, 1/1/18	1,000,000	1,049,460

Missouri - 1.0%
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	475,039

New Jersey - 6.9%
Essex County New Jersey Improvement Authority Revenue
Bonds, 5.25%, 12/15/21	1,000,000	1,048,890
New Jersey State Transportation Trust Fund Authority
Revenue Bonds:
6.50%, 6/15/11 (Series B, escrowed to maturity)	745,000	824,335
6.50%, 6/15/11 (Series B)	1,255,000	1,359,855
		3,233,080

New York - 2.4%
New York State Local Government Assistance Corp.
Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,102,390

North Carolina - 4.7%
Wake County North Carolina GO Bonds, 5.00%, 3/1/23	2,000,000	2,205,360

Ohio - 1.2%
Ohio State HFA MFH Revenue Bonds, 4.90%, 6/20/48	640,000	548,077

Pennsylvania - 5.5%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds,
6.00%, 12/1/13 (escrowed to maturity)	680,000	742,614
South Wayne County Pennsylvania Water and Sewer Authority
Revenue Bonds:
5.95%, 10/15/10 (escrowed to maturity)	670,000	709,182
5.95%, 10/15/11 (escrowed to maturity)	730,000	797,934
5.95%, 10/15/12 (escrowed to maturity)	285,000	320,215
		2,569,945

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
Puerto Rico - 2.2%
Puerto Rico Commonwealth Highway and Transportation
Authority Revenue Bonds, 6.25%, 7/1/13	$1,000,000	$1,054,100

South Carolina - 5.2%
Charleston County South Carolina Resource Recovery
Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,444,705

Texas - 16.6%
Amarillo Texas Health Facilities Corp. Revenue Bonds,
5.50%, 1/1/12	2,710,000	2,867,478
Garland Texas GO Bonds, 5.25%, 2/15/20	1,000,000	1,066,310
Houston Texas Hotel Occupancy Tax and Special
Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,235,051
Houston Texas Water and Sewer System Revenue Bonds,
5.50%, 12/1/29 (escrowed to maturity)	1,250,000	1,433,988
Longview Texas Independent School District GO Bonds,
Zero Coupon, 2/15/18	250,000	178,652
		7,781,479

Vermont - 1.0%
Vermont State GO Bonds, 4.25%, 3/1/26	455,000	457,129

Virginia - 5.3%
Chesterfield County Virginia IDA Pollution Control
Revenue Bonds, 5.875%, 6/1/17	750,000	773,370
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue
Bonds, 4.35%, 3/1/31 (mandatory put, 3/1/10 @ 100) (r)	1,725,000	1,736,523
		2,509,893

Washington - 2.3%
Washington State GO Bonds, 5.00%, 2/1/23	1,000,000	1,072,110

	PRINCIPAL
MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
West Virginia - 0.2%
West Virginia State Economic Development Authority
Commonwealth Development Revenue Bonds,
6.68%, 4/1/25 (g)(r)*	$992,500	$79,400

Total Municipal Obligations (Cost $47,142,683)		47,224,065

TOTAL INVESTMENTS (Cost $47,142,683) - 100.5%		47,224,065
Other assets and liabilities, net - (0.5%)		(253,333)
Net Assets - 100%		$46,970,732

Net Assets Consist Of:
Paid-in capital applicable to 4,568,643 shares of common stock outstanding; $0.01 par value, 250,000,000 shares authorized		$47,719,467
Undistributed net investment income		6,280
Accumulated net realized gain (loss) on investments		(836,397)
Net unrealized appreciation (depreciation) on investments		81,382

Net Assets		$46,970,732

Net Asset Value per Share		$10.28

* Non-income producing security.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009

Net Investment Income
Investment Income:
Interest income	$1,035,777

Expenses:
Investment advisory fee	138,525
Transfer agency fees and expenses	30,645
Accounting fees	3,711
Directors' fees and expenses	1,210
Administrative fees	23,088
Custodian fees	5,003
Registration fees	13,968
Reports to shareholders	4,916
Professional fees	10,963
Miscellaneous	7,224
Total expenses	239,253
Fees paid indirectly	(6)
Net expenses	239,247

Net Investment Income	796,530

Realized and unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(61,451)
Futures	25,227
(36,224)

Change in unrealized appreciation (depreciation) on:
Investments	1,163,349
Futures	72,218
1,235,567

Net Realized and Unrealized Gain (Loss)	1,199,343

Increase (Decrease) in Net Assets
Resulting from Operations	$1,995,873

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$796,530	$1,841,487
Net realized gain (loss)	(36,224)	(812,773)
Change in unrealized appreciation or (depreciation	1,235,567	(1,690,946)

Increase (Decrease) in Net Assets
Resulting from Operations	1,995,873	(662,232)

Distributions to shareholders from:
Net investment income	(798,869)	(1,838,748)
Net realized gain	--	(50,670)
Total distributions	(798,869)	(1,889,418)

Capital share transactions:
Shares sold	2,950,287	5,106,844
Reinvestment of distributions	660,067	1,575,356
Redemption fees	1	878
Shares redeemed (2,521,011)	(14,700,269)
Total capital share transactions	1,089,344	(8,017,191)

Total Increase (Decrease) in Net Assets	2,286,348	(10,568,841)

Net Assets
Beginning of period	44,684,384	55,253,225
End of period (including undistributed net investment income of $6,280 and $8,169, respectively)	$46,970,732	$44,684,384

Capital Share Activity
Shares sold	286,567	492,123
Reinvestment of distributions	64,149	152,653
Shares redeemed	(245,057)	(1,420,404)
Total capital share activity	105,659	(775,628)

See notes to financial statements.

Notes To Financial Statements

Note A -- Significant Accounting Policies

General: The National Municipal Intermediate Fund (the "Fund"), the sole series of Calvert Municipal Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Class A shares are sold with a maximum front-end sales charge of 2.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	--	$47,224,065	--	$47,224,065
TOTAL	--	$47,224,065	--	$47,224,065

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Statement of Net Assets on page 12.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

New Accounting Pronouncements:
Effective January 1, 2009, the Fund adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of the Fund: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $23,224 was payable at period end. In addition, $13,427 was payable at period end for operating expenses paid by the Advisor during June 2009.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of the Fund. Under the terms of the agreement, $3,871 was payable at period end.

Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan, adopted by Class A shares, allows the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25% annually of the Fund's average daily net assets of Class A. The Distributor currently does not charge any Distribution Plan expenses. For the six months ended June 30, 2009, CDI received $2,859 as its portion of commissions charged on sales of the Fund's Class A shares.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $4,205 for the six months ended June 30, 2009. Under the terms of the agreement, $692 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $32,000 plus up to $1,500 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,740,209 and $11,441,425, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $47,139,666. Net unrealized appreciation aggregated $84,399, of which $1,465,063 related to appreciated securities and $1,380,664 related to depreciated securities.

Net capital loss carryforwards for federal income tax purposes of $406,530 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

The Fund may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2009, such purchases and sales transactions were $2,875,000 and $7,025,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowings by the Fund under the Agreement were as follows:

Weighted Average Daily Balance	Average Interest Rate	Month of Maximum Amount Borrowed	Maximum Amount Borrowed
$28,425	0.69%	$1,232,379	April 2009

Note E -- Subsequent Event

On July 31, 2009, the net assets of the National Municipal Intermediate Fund merged into the Calvert Tax-Free Reserves, Tax-Free Bond Fund. The merger was accomplished by a tax-free exchange of 2,997,291 shares of the Tax-Free Bond Fund (valued at $46,889,037) for 4,520,505 shares of the National Municipal Intermediate Fund outstanding at July 31, 2009. The National Municipal Intermediate Fund's net assets as of July 31, 2009, including $425,416 of unrealized appreciation, were combined with those of the Tax-Free Bond Fund.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class A Shares	2009	2008	2007
Net asset value, beginning	$10.01	$10.55	$10.65
Income from investment operations
Net investment income	.18	.38	.36
Net realized and unrealized gain (loss)	.27	(.53)	(.09)
Total from investment operations	.45	(.15)	.27
Distributions from
Net investment income	(.18)	(.38)	(.37)
Net realized gain	--	(.01)	**
Total distributions	(.18)	(.39)	(.37)
Total increase (decrease) in net asset value	.27	(.54)	(.10)
Net asset value, ending	$10.28	$10.01	$10.55

Total return *	4.47%	(1.48%)	2.61%
Ratios to average net assets: A
Net investment income	3.45% (a)	3.61%	3.35%
Total expenses	1.04% (a)	1.01%	.98%
Expenses before offsets	1.04% (a)	1.01%	.98%
Net expenses	1.04% (a)	1.01%	.97%
Portfolio turnover	25%	39%	64%
Net assets, ending (in thousands)	$46,971	$44,684	$55,253

See notes to financial highlights.

Financial Highlights

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2006	2005	2004
Net asset value, beginning	$10.70	$10.95	$11.11
Income from investment operations
Net investment income	.38	.37	.37
Net realized and unrealized gain (loss)	(.06)	(.16)	(.16)
Total from investment operations	.32	.21	.21
Distributions from
Net investment income	(.37)	(.37)	(.37)
Net realized gain	--	(.09)	**
Total distributions	(.37)	(.46)	(.37)
Total increase (decrease) in net asset value	(.05)	(.25)	(.16)
Net asset value, ending	$10.65	$10.70	$10.95

Total return *	3.07%	1.87%	1.94%
Ratios to average net assets: A
Net investment income	3.51%	3.40%	3.37%
Total expenses	.93%	.95%	.94%
Expenses before offsets	.87%	.94%	.93%
Net expenses	.86%#	.93%	.93%
Portfolio turnover	51%	92%	40%
Net assets, ending (in thousands)	$66,827	$74,510	$80,244

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return does not reflect the deduction of Class A front end sales charge and is not annualized for periods less than one year.

** Distribution was less than $.01 per share.

# Net expenses would have been .92% absent the non-recurring fee waiver by the Fund's third part service provider.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network

(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert National Municipal Intermediate Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Calvert's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
Tax-Free Bond Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
Short-Term Government Fund
High-Yield Bond Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Calvert Large Cap Value Fund
Calvert Social Index Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Small Cap Value Fund
Mid Cap Value Fund
Global Alternative Energy Fund
Global Water Fund
International Opportunities Fund

Balanced and Asset
Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund


Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

  Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	_/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date: August 31, 2009

_/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 31, 2009